Related Party Transactions (Details) - BFLY Operations Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 38	$ 829
Due to related parties	154	6
Catalyzer 4 Member
Related Party Transaction [Line Items]
Rent expense	500	400
Impairment charge	1,400
Prepaid advance		1,500
Amended And Restated Technology Services Agreement Member
Related Party Transaction [Line Items]
Due from related parties	40	0
Due to related parties	$ 10	0
Term for paid or receivable amounts (in days)	30 days
Amended And Restated Technology Services Agreement Member | Catalyzer 4 Member
Related Party Transaction [Line Items]
Expenses incurred	$ 5,100	7,300
Due from related parties	0	800
Due to related parties	$ 100	$ 0